Private Placement (Details) - Private Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 28, 2020
Private Placement (Details) [Line Items]
Aggregate an purchased (in Shares)	18,000,000	18,000,000
Price per warrant	$ 0.5	$ 0.5
Aggregate exercisable purchase (in Dollars)	$ 9,000,000	$ 9,000,000
Price per share	$ 11.5	$ 11.5	$ 0.5